Note 13 - Subsequent Events	6 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Subsequent Events [Text Block]
13.	Subsequent events

For its interim financial statements as of
June 30, 2018
and for the
three
and
six
months ended
June 30, 2018,
the Company evaluated subsequent events through
March 12, 2019,
the date on which those financial statements were reissued.

(i)
2018
At-The-Market (“ATM”) Facility

Subsequent to
June 30, 2018,
the Company issued
2,733,117
shares under this ATM equity facility at an average price of
$2.13
for gross proceeds of
$5.82
million (
$5.64
million net of share issue costs). Costs associated with the proceeds consisted of a
3%
cash commission.

(ii)
2018
Share Purchase Agreement

Subsequent to the quarter end, the Company issued
4,167,502
shares under the
2018
Aspire Purchase Agreement at an average price of
$1.90
per share for gross and net proceeds of approximately
$7.93
million.